Deferred Revenues	12 Months Ended
Dec. 31, 2014
Deferred Revenues [Abstract]
Deferred Revenues

7. Deferred Revenues

In connection with our device sales and research services, we often receive cash payments before our earnings process is complete. In these instances, we record the payments as customer deposits or customer advances until the device is shipped to the customer or in the case of research services until the earnings process or milestone is achieved.

As described in our revenue recognition policy for Ekso unit sales, revenues are deferred and recognized over the maintenance period. Accordingly, at the time of shipment the amount billed is recorded as deferred revenue. Also, at the time of shipment to the customer, the related inventory is reclassified to deferred cost of revenue where it is amortized to cost of revenue over the same period as the related revenue.

Deferred revenues, and deferred cost of revenues consist of the following:

	December 31,
	2014	2013

Customer deposits and advances	$105	$443
Deferred Ekso unit revenues	5,327	3,463
Deferred service, leasing and software revenues	1,875	722
Deferred revenues total	7,307	4,628
Less current portion	(3,412)	(2,419)
Deferred revenues, non-current	$3,895	$2,209

Deferred cost of revenue	$3,568	$1,573
Less current portion	(1,551)	(769)
Deferred cost of revenue, non-current	$2,017	$804